Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	97 Months Ended	98 Months Ended	102 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Without Sales Load [Member] | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class (without sales charge)
Average Annual Return, Percent	37.83%	11.96%				10.45%
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	38.22%	12.21%				10.72%
Without Sales Load [Member] | IS Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	IS Class (without sales charge)
Average Annual Return, Percent	38.31%	12.34%			12.82%
Without Sales Load [Member] | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class (without sales charge)
Average Annual Return, Percent	18.03%	0.32%	5.54%
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	18.41%	0.58%		5.84%
Without Sales Load [Member] | IS Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	IS Class (without sales charge)
Average Annual Return, Percent	18.46%	0.68%				6.51%
Bloomberg US 1000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Total Return Index
Average Annual Return, Percent	37.91%	14.88%				12.70%
Bloomberg US 1000 Growth Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Growth Total Return Index
Average Annual Return, Percent	41.80%	17.20%				14.88%
Russell 1000 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Total Return
Average Annual Return, Percent	43.77%	19.00%				16.18%
Bloomberg US 1000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Total Return Index
Average Annual Return, Percent	37.91%	14.88%				12.70%
Bloomberg US 1000 Growth Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Growth Total Return Index
Average Annual Return, Percent	41.80%	17.20%				14.88%
Russell 1000 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Total Return
Average Annual Return, Percent	43.77%	19.00%				16.18%
Bloomberg US 1000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Total Return Index
Average Annual Return, Percent	37.91%	14.88%			14.35%
Bloomberg US 1000 Growth Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Growth Total Return Index
Average Annual Return, Percent	41.80%	17.20%			16.71%
Russell 1000 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Total Return
Average Annual Return, Percent	43.77%	19.00%			18.15%
Bloomberg US 1000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Total Return Index
Average Annual Return, Percent	37.91%	14.88%	14.53%
Bloomberg US 2500 Growth Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 2500 Growth Total Return Index
Average Annual Return, Percent	35.61%	9.13%	10.63%
Russell 2500 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Total Return
Average Annual Return, Percent	34.21%	9.14%	10.64%
Bloomberg US 1000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Total Return Index
Average Annual Return, Percent	37.91%	14.88%		14.52%
Bloomberg US 2500 Growth Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 2500 Growth Total Return Index
Average Annual Return, Percent	35.61%	9.13%		10.68%
Russell 2500 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Total Return
Average Annual Return, Percent	34.21%	9.14%		10.70%
Bloomberg US 1000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Total Return Index
Average Annual Return, Percent	37.91%	14.88%				12.70%
Bloomberg US 2500 Growth Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 2500 Growth Total Return Index
Average Annual Return, Percent	35.61%	9.13%				9.58%
Russell 2500 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Total Return
Average Annual Return, Percent	34.21%	9.14%				9.48%